NORTHERN LIGHTS FUND TRUST

                                                                        December 8, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust –    AlphaStream Special Strategy Fund

Arrow Alternative Solutions Fund

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Autopilot Managed Growth Fund

Changing Parameters Fund

Generations Multi-Strategy Fund

Investment Partners Opportunities Fund

MutualHedge Equity Long-Short Legends Fund

MutualHedge Event Driven Legends Fund

MutualHedge Frontier Legends Fund

Rady Contrarian Long/Short Fund

Rady Opportunistic Value Fund

Wade Core Destination Fund

Winans Long/Short Fund

Post Effective Amendment Nos. 110, 111, 114, 116, 117 and 119 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of  AlphaStream Special Strategy Fund, Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Autopilot Managed Growth Fund, Changing Parameters Fund, Generations Multi-Strategy Fund, Investment Partners Opportunities Fund, MutualHedge Equity Long-Short Legends Fund, MutualHedge Event Driven Legends Fund, MutualHedge Frontier Legends Fund, Rady Contrarian Long/Short Fund, Rady Opportunistic Value Fund, Wade Core Destination Fund and Winans Long/Short Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Rady Contrarian Long/Short Fund	110	0001162044-09-000598	October 23, 2009
Rady Opportunistic Value Fund	110	0001162044-09-000598	October 23, 2009
MutualHedge Equity Long-Short Legends Fund	111	0000910472-09-000924	October 30, 2009
MutualHedge Event Driven Legends Fund	111	0000910472-09-000924	October 30, 2009
MutualHedge Frontier Legends Fund	111	0000910472-09-000924	October 30, 2009
Winans Long/Short Fund	111	0000910472-09-000924	October 30, 2009
AlphaStream Special Strategy Fund	114	0001162044-09-000687	November 25, 2009
Autopilot Managed Growth Fund	114	0001162044-09-000687	November 25, 2009
Arrow Alternative Solutions Fund	117	0000910472-09-001012	November 30, 2009
Arrow DWA Balanced Fund	117	0000910472-09-001012	November 30, 2009
Arrow DWA Tactical Fund	117	0000910472-09-001012	November 30, 2009
Changing Parameters Fund	116	0001162044-09-000704	November 30, 2009
Generations Multi-Strategy Fund	116	0001162044-09-000704	November 30, 2009
Wade Core Destination Fund	116	0001162044-09-000704	November 30, 2009
Investment Partners Opportunities Fund	119	0000910472-09-001026	December 4, 2009

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux

Secretary

  cc:   JoAnn M. Strasser, Esq.